Assets held for sale and associated liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Schedule of Assets and Liabilities Held-For-Sale	The carrying values of the B2B division's assets and liabilities were considered in accordance with their applicable IFRS, as required by IFRS 5, and are composed of the following items:

	Note	2023 € '000s
Assets
Intangible assets	10	12,105
Goodwill	10	18,279
Property, plant and equipment	12	1,143
Right-of-use assets	13	1,847
Trade and other receivables		4,918
Assets held for sale		38,292

Liabilities
Non-current lease liabilities	13	1,638
Current lease liabilities	13	250
Trade and other payables		5,159
Income tax payables		93
Liabilities associated with assets held for sale		7,140

Net assets associated with disposal group		31,152